Related and Interested Parties (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Schedule of benefits to key management personnel
For the year ended December 31
2024	2023
$ millions	$ millions

Short-term benefits	12	9
Post-employment benefits	1	1
Share-based payments	9	7
Total *	22	17
* To interested parties employed by the Company	5	5
* To interested parties not employed by the Company	1	1

Schedule of transactions with related and interested parties
For the year ended December 31
2024	2023	2022
$ millions	$ millions	$ millions

Sales	-	1	7
Cost of sales	1	1	13
Selling, transport and marketing expenses	9	6	15
Financing income, net	(2)	(1)	-
General and administrative expenses	1	1	1
Management fees to the parent company	-	-	1

Schedule of balances with interested parties
As of December 31
2024	2023
$ millions	$ millions

Other current assets	41	19

Other current liabilities (*)	1	1

* The balance included transactions with the Company Zim Integrated Shipping Ltd. which is not an interested party from the end of December 2024.